CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,272,984,000	$ 174,398	¥ 739,057,000	¥ 96,082,000
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation and amortization	65,232,000	8,937	85,021,000	88,561,000
Impairment loss of long-lived assets	54,662,000	7,489	60,517,000	0
Impairment of inventory	50,750,000	6,953	23,857,000	5,296,000
Reduction in the carrying amount of ROU assets	203,523,000	27,883	214,306,000	268,280,000
Gain from short-term investments	(48,943,000)	(6,705)	(34,519,000)	(8,455,000)
Net loss on disposal of property and equipment			578,000	2,022,000
Allowance for doubtful accounts	30,809,000	4,221	40,754,000	4,737,000
Deferred income tax (benefit) expense	(85,930,000)	(11,772)	(32,071,000)	10,174,000
Share-based compensation	32,792,000	4,492	163,978,000	163,193,000
Changes in operating assets and liabilities:
Accounts receivable	(29,702,000)	(4,069)	(42,708,000)	(37,475,000)
Prepayments and other current assets	(85,157,000)	(11,666)	(117,272,000)	33,260,000
Amounts due from related parties	(30,220,000)	(4,140)	(62,270,000)	(1,693,000)
Inventories	(99,108,000)	(13,578)	(85,475,000)	(4,181,000)
Contract costs	(21,188,000)	(2,903)	(30,950,000)	(4,855,000)
Other assets	4,933,000	676	12,043,000	6,033,000
Accounts payable	99,238,000	13,596	409,644,000	23,624,000
Salary and welfare payable	35,864,000	4,913	86,284,000	8,301,000
Accrued expenses and other payables	192,138,000	26,323	353,663,000	(88,963,000)
Income taxes payable	85,448,000	11,706	104,865,000	(14,840,000)
Amounts due to related parties	997,000	137	(1,900,000)	1,232,000
Deferred revenue	153,796,000	21,070	294,684,000	(20,807,000)
Operating lease liabilities	(208,086,000)	(28,508)	(246,101,000)	(274,061,000)
Other non-current liabilities	51,116,000	7,003	52,689,000	28,212,000
Net cash generated from operating activities	1,725,948,000	236,454	1,988,674,000	283,677,000
Cash flows from investing activities:
Payment for purchases of property and equipment	(56,238,000)	(7,705)	(41,724,000)	(36,425,000)
Proceeds from disposal of property and equipment	2,949,000	404	670,000
Payment for purchases of intangible assets	(1,941,000)	(266)		(2,805,000)
Payment for purchases of short-term investments	(20,015,100,000)	(2,742,057)	(9,427,210,000)	(2,931,000,000)
Proceeds from maturities of short-term investments	19,549,776,000	2,678,308	8,867,743,000	2,778,005,000
Net cash used in investing activities	(520,554,000)	(71,316)	(600,521,000)	(192,225,000)
Cash flows from financing activities:
Proceeds from borrowings	60,000,000	8,220	40,000,000	199,000,000
Repayment of borrowings	(70,000,000)	(9,590)	(141,958,000)	(134,480,000)
Proceeds from employee stock option exercises	19,453,000	2,665	105,621,000
Payment for dividends	(436,048,000)	(59,738)	(150,579,000)
Acquisition of non-controlling interest				(350,000)
Proceeds from initial public offering				400,068,000
Payment for initial public offering costs				(7,928,000)
Net cash generated from (used in) financing activities	(426,595,000)	(58,443)	(146,916,000)	456,310,000
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(922,000)	(128)	10,409,000	2,816,000
Net increase in cash and cash equivalents and restricted cash	777,877,000	106,569	1,251,646,000	550,578,000
Cash and cash equivalents and restricted cash at the beginning of the year	2,841,753,000	389,319	1,590,107,000	1,039,529,000
Cash and cash equivalents and restricted cash at the end of the year	3,619,630,000	495,888	2,841,753,000	1,590,107,000
Supplemental disclosure of cash flow information:
Income tax paid	446,513,000	61,172	170,242,000	82,784,000
Interest paid	3,596,000	493	6,029,000	4,647,000
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	22,049,000	3,021	16,079,000	12,617,000
Interest payable	1,620,000	$ 222	2,106,000	3,130,000
Payable for initial public offering costs				9,177,000
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	3,618,451,000		2,840,807,000	1,589,161,000
Restricted cash	1,179,000		946,000	946,000
Total cash and cash equivalents, and restricted cash	¥ 3,619,630,000		¥ 2,841,753,000	¥ 1,590,107,000